ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Jan. 31, 2024
Stockholders' Equity Note [Abstract]
Summary of Components of Accumulated Other Comprehensive Loss
The following table summarizes changes in the components of our accumulated other comprehensive loss for the years ended January 31, 2024, 2023, and 2022:

(in thousands)	Unrealized Gains (Losses) on Derivative Financial Instruments Designated as Hedges	Foreign Currency Translation Adjustments	Total
Balance at January 31, 2021	559	(16,064)	(15,505)
Other comprehensive income (loss) before reclassifications	1,229	(5)	1,224
Amounts reclassified out of accumulated other comprehensive income	2,398	—	2,398
Net current period OCI	(1,169)	(5)	(1,174)
Balance at January 31, 2022	(610)	(16,069)	(16,679)
Other comprehensive (loss) income before reclassifications	(6,148)	1,382	(4,766)
Amounts reclassified out of accumulated other comprehensive income	(6,131)	—	(6,131)
Net current period OCI	(16)	1,382	1,365
Balance at January 31, 2023	(626)	(14,687)	(15,314)
Other comprehensive (loss) income before reclassifications	(4,256)	456	(3,800)
Amounts reclassified out of accumulated other comprehensive income	(6,484)	—	(6,484)
Net current period OCI	2,228	456	2,684
Balance at January 31, 2024	$1,602	$(14,231)	$(12,630)

Schedule of Amounts Reclassified Out of Accumulated Other Comprehensive Loss
The amounts reclassified out of accumulated other comprehensive loss into the consolidated statements of operations, with presentation location, for the years ended January 31, 2024, 2023, and 2022, were as follows:

	Year Ended January 31,			Financial Statement Location
(in thousands)	2024	2023	2022
Unrealized (losses) gains on derivative financial instruments:
Foreign currency forward contracts	$(10)	$(54)	$6	Cost of software revenue
	(97)	(278)	40	Cost of software service revenue
	(643)	(311)	225	Cost of professional service and other revenue
	(2,893)	(3,009)	1,190	Research and development, net
	(2,841)	(2,479)	853	Selling, general and administrative
	(6,484)	(6,131)	2,314	Total, before income taxes
	—	—	84	(Provision) benefit for income taxes
	$(6,484)	$(6,131)	$2,398	Total, net of income taxes